Note 25 - Income Taxes - Future Income Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Unused tax credits and losses for which no deferred tax asset recognised	$ 97,824,771	$ 132,612,271	$ 124,155,932
Unrecognized deferred tax assets	(97,824,771)	(132,612,271)	(124,155,932)
Deferred income tax assets recognized
Resource assets [member]
Statement Line Items [Line Items]
Temporary differences	1,024,271	1,024,271	1,024,271
Gross unamortized share issue costs [member]
Statement Line Items [Line Items]
Temporary differences	385,000	669,000	705,351
Canadian non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses	16,545,000	12,431,000	11,100,672
Canadian capital losses [member]
Statement Line Items [Line Items]
Unused tax losses	4,432,500
US non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses	75,060,000	71,594,000	67,654,438
Singapore non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses	$ 378,000	$ 46,894,000	$ 43,671,200